Other provisions (Details) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Provisions, Current	$ 3,173,553	$ 2,461,549
Provisions, Non-current	1,879,272	2,791,080
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Provisions, Current	929,495	217,491
Provisions, Non-current	1,716,308	2,535,825
Miscellaneous other provisions [member]
IfrsStatementLineItems [Line Items]
Provisions, Current	2,244,058	2,244,058
Provisions, Non-current	$ 162,964	$ 255,255